Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Warrant Valuation Assumption

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Year ended
December 31,
2021
Expected term	5 years
Expected average volatility	43 - 69%
Expected dividend yield	-
Risk-free interest rate	0.77 - 1.21%